Dividends to shareholders	12 Months Ended
Dec. 31, 2024
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2024	2023	2022	2024	2023	2022
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2024)	$1.97	$1.97	$1.97	3,052	3,047	3,046
First interim (September 2024)	$1.00	$0.93	$0.93	1,550	1,440	1,440
Total	$2.97	$2.90	$2.90	4,602	4,487	4,486

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association, that the balance of unclaimed dividends outstanding past 12 years be forfeited. Unclaimed dividends of $nil (2023: $nil; 2022: $1m) have been adjusted for in Retained earnings in 2024.

The 2023 second interim dividend of $1.97 per share was paid on 25 March 2024. The 2024 first interim dividend of $1.00 per share was paid on 9 September 2024.

Reconciliation of dividends charged to equity to the Consolidated Statement of Cash Flows:

	2024	2023	2022
	$m	$m	$m
Dividends charged to equity	4,602	4,487	4,486
Exchange losses on payment of dividend	3	5	5
Hedge contracts relating to payment of dividends (Consolidated Statement of Cash Flows)	16	(19)	(127)
Dividends paid to non-controlling interests	4	4	–
Net movement of unclaimed dividends in the year	4	4	–
Dividends paid (Consolidated Statement of Cash Flows)	4,629	4,481	4,364